Changes in Capital Accounts, Underwritten Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 01, 2022	Jun. 30, 2022	Dec. 31, 2021	Mar. 05, 2021
Public Offering [Abstract]
Net proceeds from issuance of common stock		$ 1,338
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Common stock, shares outstanding (in shares)		10,395,030	5,082,726
Excess of proceeds received over par value of common stock		$ 7,126
Additional Paid-in Capital [Member]
Public Offering [Abstract]
Excess of proceeds received over par value of common stock		$ 7,050
Class A Warrant [Member]
Public Offering [Abstract]
Number of securities included in each unit (in shares)	1
Warrant exercise price (in dollars per share)	$ 1.05
Warrant expiration period		5 years
Warrants exercised (in shares)	890,500	0
Warrants outstanding (in shares)		8,510,500
Common Stock [Member]
Public Offering [Abstract]
Number of securities included in each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Number of securities called by warrants exercised (in shares)	890,500
Underwritten Public Offering [Member]
Public Offering [Abstract]
Units issued (in shares)	7,620,000
Share price (in dollars per share)	$ 1.05
Term of option granted to underwriters to purchase additional shares and/or warrants		45 days
Net proceeds from issuance of common stock	$ 7,126
Underwritten Public Offering [Member] | Class A Warrant [Member]
Public Offering [Abstract]
Additional securities that can be purchased (in shares)	1,143,000
Underwritten Public Offering [Member] | Common Stock [Member]
Public Offering [Abstract]
Additional securities that can be purchased (in shares)	1,143,000